Accounts Receivable, net (Including Related and Unrelated Parties) (Details 1) $ in Thousands	Dec. 31, 2018 TWD ($)
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 47,403,346
Loss allowance for lifetime expected credit losses	1,112
Not past due [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 46,529,408
Weighted-average loss rate	0.00%
Loss allowance for lifetime expected credit losses	$ 89
Past due less than 60 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 862,373
Weighted-average loss rate	0.05%
Loss allowance for lifetime expected credit losses	$ 439
Past due 61~180 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 11,090
Weighted-average loss rate	0.98%
Loss allowance for lifetime expected credit losses	$ 109
Past due over 180 days [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Carrying amount of accounts receivable	$ 475
Weighted-average loss rate	100.00%
Loss allowance for lifetime expected credit losses	$ 475